Share-based compensation plans and shares held in trust	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangements [Abstract]
Share-Based Compensation Plans and Shares Held in Trust	Share-based compensation plans and shares held in trust

Share-based compensation expense

	$ million
	2025	2024	2023
Equity-settled [A]	774	732	700
[A]On an incidental basis awards may be cash-settled, where an equity settlement is not possible under local regulations.
With effect from 2025, the principal share-based employee compensation plans are the Performance Share Awards (PSA) and Restricted Share Awards (RSA). Awards of shares and American Depositary Shares (ADS) of the Company under the PSA and RSA are made to eligible employees, subject to specified conditions. The actual number of PSA that may vest ranges from 0% to 200% of the original awards, depending on the outcomes of prescribed performance conditions over a three-year period commencing on January 1 of the award year. The RSA has no performance conditions and vests at 100% of the original awards.
Awards granted in 2023 and 2024 under the previously used Performance Share Plan (PSP) and Long-term Incentive Plan (LTIP) remain unvested at December 31, 2025, reflecting the three-year performance period. No new awards were granted under these plans in 2025.
28. Share-based compensation plans and shares held in trust continued

Share awards

	Number of ordinary shares (million)	Number of ADSs (million)	Weighted average remaining contractual life (years)
At January 1, 2025	49	9	0.9
Granted	21	4
Vested	(31)	(5)
Forfeited	(3)	—
At December 31, 2025	36	8	0.9
At January 1, 2024	58	10	0.9
Granted	20	3
Vested	(26)	(4)
Forfeited	(3)	—
At December 31, 2024	49	9	0.9
Other plans offer eligible employees opportunities to acquire shares and ADSs of the Company or receive cash benefits measured by reference to the Company's share price.
Shell employee share ownership trusts and trust-like entities purchase the Company's shares in the open market to meet delivery commitments under employee share plans. At December 31, 2025, they held a total of 21.4 million ordinary shares (2024: 22.6 million) and 3.7 million ADS (2024: 4.1 million).